BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS (Details Narrative) - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Impairments	[1]	$ 5,462,000	$ 8,200,336	$ 13,142,481
Beyond Solutions Ltd. [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest					74.00%
Beyond Solutions Ltd. [member] | Total for all related parties [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest		24.00%

[1]	Reclassified to conform to the current period presentation